Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total		$ 983,100,000	$ 3,418,050,000	$ 67,930,000	$ 9,040,000	$ 12,450,000	$ 4,490,570,000
CANADA | Province of Alberta [Member]
Total		144,830,000	3,009,670,000	37,720,000	910,000		3,193,130,000
CANADA | Federal Government of Canada [Member]
Total		440,890,000	3,300,000	1,330,000			445,520,000
CANADA | Province of Saskatchewan [Member]
Total		52,280,000	305,860,000	3,830,000			361,970,000
CANADA | Municipality of Wood Buffalo [Member]
Total		27,680,000					27,680,000
CANADA | Province of Newfoundland and Labrador [Member]
Total				18,750,000			18,750,000
CANADA | Town of Bonnyville [Member]
Total		18,610,000					18,610,000
CANADA | Rural Municipality of Frenchman Butte [Member]
Total		7,810,000					7,810,000
CANADA | Rural Municipality of Eldon [Member]
Total		6,240,000		440,000			6,680,000
CANADA | Yellowhead County [Member]
Total		6,630,000					6,630,000
CANADA | Municipal District of Greenview [Member]
Total		6,370,000					6,370,000
CANADA | County of Grande Prairie [Member]
Total		6,310,000		40,000			6,350,000
CANADA | Chipewyan Prairie First Nation [Member]
Total				490,000	3,000,000	2,400,000	5,890,000
CANADA | Rural Municipality of Turtle River [Member]
Total		5,620,000		20,000			5,640,000
CANADA | Rural Municipality of Britannia [Member]
Total		4,960,000		100,000			5,060,000
CANADA | Province of British Columbia [Member]
Total		1,750,000	2,030,000	510,000			4,290,000
CANADA | County of Vermilion River [Member]
Total		4,240,000					4,240,000
CANADA | Mackenzie County [Member]
Total		3,760,000					3,760,000
CANADA | Rural Municipality of Mervin [Member]
Total		3,440,000		10,000			3,450,000
CANADA | Cold Lake First Nations [Member]
Total				370,000	630,000	2,400,000	3,400,000
CANADA | Conklin Metis [Member]
Total				180,000	750,000	2,400,000	3,330,000
CANADA | Heart Lake First Nation [Member]
Total				80,000	600,000	2,650,000	3,330,000
CANADA | Clearwater County [Member]
Total		2,590,000					2,590,000
CANADA | Rural Municipality of Wilton [Member]
Total		1,900,000		20,000			1,920,000
CANADA | Rural Municipality of Paynton [Member]
Total		1,790,000		20,000			1,810,000
CANADA | Beaver Lake Cree Nation [Member]
Total				80,000	300,000	1,200,000	1,580,000
CANADA | Athabasca Chipewyan First Nation [Member]
Total				1,130,000	260,000		1,390,000
CANADA | Municipal District of Wainwright [Member]
Total		1,290,000		10,000			1,300,000
CANADA | Chard Metis Nation [Member]
Total				80,000		1,200,000	1,280,000
CANADA | Municipal District of Brazeau [Member]
Total		1,250,000					1,250,000
CANADA | Fort McKay First Nation [Member]
Total				340,000	630,000		970,000
CANADA | Mikisew Cree First Nation [Member]
Total				720,000	250,000		970,000
CANADA | Municipal District of Opportunity [Member]
Total		630,000		20,000			650,000
CANADA | Rural Municipality of Manitou Lake [Member]
Total		610,000					610,000
CANADA | Lac La Biche County [Member]
Total		600,000					600,000
CANADA | Fort McMurray First Nation [Member]
Total				280,000	250,000		530,000
CANADA | Rural Municipality of Hillsdale [Member]
Total		480,000					480,000
CANADA | Red Deer County [Member]
Total		480,000					480,000
CANADA | Rural Municipality of Cambria [Member]
Total		450,000					450,000
CANADA | Northern Rockies Regional Municipality [Member]
Total		430,000					430,000
CANADA | County of Wetaskiwin [Member]
Total		420,000					420,000
CANADA | Fort McKay Metis Nation [Member]
Total				160,000	210,000		370,000
CANADA | Lacombe County [Member]
Total		350,000					350,000
CANADA | County of Two Hills [Member]
Total		300,000					300,000
CANADA | Ponoka County [Member]
Total		290,000					290,000
CANADA | Whitefish Lake First Nation [Member]
Total					100,000	150,000	250,000
CANADA | Moosomin First Nation [Member]
Total					200,000	$ 50,000	250,000
CANADA | Ermineskin Cree Nation [Member]
Total				130,000	100,000		230,000
CANADA | County of St Paul [Member]
Total		220,000					220,000
CANADA | Saulteaux First Nation [Member]
Total					200,000		200,000
CANADA | Flagstaff County [Member]
Total		200,000					200,000
CANADA | O'Chiese First Nation [Member]
Total		20,000		170,000			190,000
CANADA | McMurray Metis Local 1935 [Member]
Total				60,000	120,000		180,000
CANADA | Fort Chipewyan Metis Association [Member]
Total				90,000	90,000		180,000
CANADA | Paul First Nation [Member]
Total				180,000			180,000
CANADA | Town of Rainbow Lake [Member]
Total		160,000					160,000
CANADA | Sunchild First Nation [Member]
Total				50,000	90,000		140,000
CANADA | Woodlands County [Member]
Total		140,000					140,000
CANADA | County of Minburn [Member]
Total		120,000					120,000
CANADA | Enoch Creek Nation [Member]
Total				110,000			110,000
CHINA | Federal Government of China [Member]
Total	[1]	$ 226,960,000	$ 97,190,000	$ 410,000	$ 350,000		$ 324,910,000

[1]
(3) Includes payments made in foreign currencies. Where payments have been made in a local currency they have been converted to Canadian dollars using the prevailing exchange rate at the time of payment. The average exchange rates for the period were:
   - $1 CAD: $0.702 USD
   - $1 CAD: 5.255 RMB